Shareholders' Equity	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Shareholders' Equity
Note 7 — Shareholders’ Equity
Class
 A Ordinary Shares
 — The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of June 30, 2021 and December 31, 2020, there were 23,000,000 Class A ordinary shares issued and outstanding, including 19,975,356 and 20,484,749 Class A ordinary shares subject to possible redemption, respectively.
Class
 B Ordinary Shares
 — The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. As of June 30, 2021 and December 31, 2020, there were 5,750,000 Class B ordinary shares issued and outstanding.
Class A ordinary shareholders and Class B ordinary shareholders of record are entitled to one vote for each share held on all matters to be voted on by shareholders and vote together as a single class, except as required by law; provided, that, prior to the initial Business Combination, holders of Class B ordinary shares will have the right to appoint all of the Company’s directors and remove members of the board of directors for any reason, and holders of Class A ordinary shares will not be entitled to vote on the appointment of directors during such time.
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the initial Business Combination, or earlier at the option of the holder, on a one-for-one basis,
subject to adjustment for share
sub-divisions,
share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like, and subject to further adjustment. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of the initial Business Combination, the ratio at which the Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis,
20% of the sum of all ordinary shares issued and outstanding upon the completion of the Initial Public Offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial Business Combination, excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one to one.
Preference Shares
 — The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share. As of June 30, 2021 and December 31, 2020, there were no preference shares issued or outstanding.

Reinvent Technology Partners Z [Member]
Shareholders' Equity
Note 9 — Shareholders’ Equity
Class
 A Ordinary Shares
— The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. At November 23, 2020, there were 23,000,000 Class A ordinary shares issued or outstanding, including 20,484,749 Class A ordinary shares subject to possible redemption.
Class
 B Ordinary Shares
— The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. On November 23, 2020, 5,750,000 Class B ordinary shares were issued and outstanding. Of the 5,750,000 Class B ordinary shares, an aggregate of up to 750,000 Class B ordinary shares that were subject to forfeiture, to the Company by the Sponsor for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Initial Shareholders would collectively own 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The underwriters fully exercised their over-allotment option on November 19, 2020; thus, those Founder Shares were no longer subject to forfeiture.
Class A ordinary shareholders and Class B ordinary shareholders of record are entitled to one vote for each share held on all matters to be voted on by shareholders and vote together as a single class, except as required by law; provided, that, prior to the initial Business Combination, holders of Class B ordinary shares will have the right to appoint all of the Company’s directors and remove members of the board of directors for any reason, and holders of Class A ordinary shares will not be entitled to vote on the appointment of directors during such time.
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the initial Business Combination, or earlier at the option of the holder, on a one-for-one
basis, subject to adjustment for share
sub-divisions,
share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like, and subject to further adjustment. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of the initial Business Combination, the ratio at which the Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted
basis, 20% of the sum of all ordinary shares issued and outstanding upon the completion of the Initial Public Offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial Business Combination, excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one to one.
Preference Shares
— The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share. At November 23, 2020, there were no preference shares issued or outstanding.

Hippo Enterprises Inc And Subsidiaries [Member]
Shareholders' Equity
12. Stockholders’ Deficit
Common Stock
The Company’s Certificate of Incorporation, as amended and restated, authorizes the Company to issue up to 83,830,000 shares of common stock with par value of $0.000001 per share. Each share of common stock is entitled to one vote. The holders of the common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors. No dividends have been declared or paid since inception.
The Company had reserved shares of common stock for future issuance as follows:

	June 30, 2021	December 31, 2020
Convertible preferred stock	43,985,178	43,985,178
Warrants to purchase preferred stock	2,494,116	2,494,116
Warrants to purchase common stock	9,476,102	9,476,102
Common stock options outstanding	9,449,400	10,382,771
Shares available for future grant of equity awards	2,617,273	2,627,921

Total	68,022,069	68,966,088

Common Stock Warrants
There was no change in the number of common stock warrants issued during the three and six month period ended June 30, 2021. The following common stock warrants were outstanding as of June 30, 2021:

Issue Date	Exercise Price Per Share	Number of Warrants	Expiration Date	Outstanding as of June 30, 2021
December 11, 2017	$0.01	4,738,051	December 31, 2022	4,738,051
February 19, 2018	$0.01	4,738,051	August 19, 2022	4,738,051
Share-Based Compensation Plan
Adopted in 2019 and replacing the 2016 Stock Option and Grant Plan, the 2019 Stock Option and Grant Plan (“the 2019 Stock Plan”) provides for the direct award or sale of shares, the grant of options to purchase shares and the grant of restricted stock units (“RSUs”) to employees, consultants, and outside directors of the Company. Stock options under the plan may be either incentive stock options (“ISOs”) or non-qualified
stock options (“NSOs”), with an exercise price of not less than 100% of fair market value on the grant date, with a term less than or equal to ten years. The vesting period of each option and RSU shall be as determined by a committee of the Company’s board of directors but is generally over four years.
Stock Options
The following table summarizes option activity under the plan:

	Options Outstanding		Weighted-Average Remaining	Aggregate Intrinsic
	Number of Shares	Weighted Average Exercise Price	Contract Term (In Years)	Value (In Millions)

Outstanding as of January 1, 2021	10,382,771	$4.88	8.90	$108.9
Granted	569,350	25.44
Exercised	(846,674)	2.56
Forfeited	(649,324)	6.67
Expired	(6,723)	3.95

Outstanding as of June 30, 2021	9,449,400	$6.20	8.55	$547.0

Vested and exercisable as of June 30, 2021	1,555,878	$4.27	8.01	$93.0

The aggregate intrinsic value of options exercised during the six months ended June 30, 2021 and 2020 was $52.8 million and $2.0 million, respectively, and is calculated based on the difference between the exercise price and the fair value of the Company’s common stock as of the exercise date. The weighted-average grant date fair value of options granted during the six months ended June 30, 2021 and 2020 was $19.90 and $1.80 per share, respectively.
Total unrecognized compensation cost of $32.1 million as of June 30, 2021 is expected to be recognized over a weighted-average period of 3.1 years.
Valuation Assumptions of Stock Options
The fair value of granted stock options was estimated as of the date of grant using the Black-Scholes-Merton option-pricing model, based on the following inputs:

	June 30, 2021	December 31, 2020
Expected term (in years)	5.8 - 6.1	5.6 - 6.1
Expected volatility	29.7% - 30.1%	22.6% - 29.9%
Risk-free interest rate	0.6% - 1.0%	0.3% - 1.6%
Expected dividend yield	—%	—%
Each of these inputs is subjective and generally requires significant judgment to determine.
Expected Term
— The expected term represents the period that the Company’s share-based awards are expected to be outstanding. The Company has opted to use the simplified method for estimating the expected term of options, hereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the option (generally 10 years).
Expected Volatility
— Due to the Company’s limited operating history and a lack of company specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of peer companies that are publicly traded. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the share-based awards.
Risk-Free Interest Rate
— The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the grant’s expected term.
Expected Dividend Yield
— The Company has never paid dividends and does not currently expect to pay dividends.
Early Exercises of Stock Options
At June 30, 2021 and December 31, 2020, the Company had $2.5 million and $2.5 million, respectively, recorded in accrued expenses and other liabilities related to early exercises of stock options, and the related number of unvested shares subject to repurchase was 345,625 and 345,000, respectively.
Total share-based compensation expense, classified in the accompanying consolidated statements of operations and comprehensive loss was as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

Losses and loss adjustment expenses	$0.1	$—	$0.1	$—
Insurance related expenses	—	—	0.1	0.1
Technology and development	0.5	0.2	1.0	0.4
Sales and marketing	1.2	0.2	2.1	0.4
General and administrative	1.0	0.5	2.0	0.9

Total share-based compensation expense	$2.8	$0.9	$5.3	$1.8

17. Stockholders’ Deficit
Common Stock
The Company’s Certificate of Incorporation, as amended and restated, authorizes the Company to issue up to 83,830,000 shares of common stock with par value of $0.000001 per share. Each share of common stock is entitled to one vote. The holders of the common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors. No dividends have been declared or paid since inception.
The Company had reserved shares of common stock for future issuance as follows:

	As of December 31,
	2020	2019
Convertible preferred stock	43,985,178	36,035,688
Warrants to purchase preferred stock	2,494,116	2,494,116
Warrants to purchase common stock	9,476,102	9,476,102
Common stock options outstanding	10,382,771	8,003,108
Shares available for future grant of equity awards	2,627,921	2,324,117

Total	68,966,088	58,333,131

Common Stock Warrants
The following common stock warrants were outstanding as of December 31, 2020:

Issue Date	Exercise Price Per Share	Number of Warrants	Expiration Date	Outstanding as of December 31, 2020
December 11, 2017	$0.01	4,738,051	December 31, 2022	4,738,051
February 19, 2018	$0.01	4,738,051	August 19, 2022	4,738,051
In December 2017, the Company issued 4,738,051 warrants for common stock to one of its investors. The warrants were subject to performance vesting and are accounted for as share-based compensation expense when it is probable that the awards will vest. In October 2018 in connection with the issuance of Series C Preferred Stock, these warrants were amended to eliminate the performance vesting conditions and replace it with a time-based condition. Up until the amended date, none of the warrants were probable of being vested and no expense had been recorded. The fair value of the warrant upon the amendment was allocated to additional paid-in
capital as part of the issuance of Series C Preferred Stock, net of issuance costs and preferred stock warrants.
In February 2018, the Company issued 4,738,051 warrants for common stock to one of its investors. The warrants are subject to performance vesting and is accounted for as share-based compensation expense when it is probable that the awards will vest. In December 2020, these warrants were amended, and 62,500 warrants were vested. As a result of the modification, the Company recorded a share-based compensation charge of $1.0 million to reflect the acceleration of 62,500 shares that would otherwise not have vested. Up until the amended date, none of the remaining warrants were probable of being vested and no expense had been recorded.
Share-Based Compensation Plans
In 2016, the Company adopted the 2016 Stock Option and Grant Plan (the “2016 Stock Plan”), which was most recently amended in 2019. The 2016 Stock Plan provided for the direct award or sale of shares, the grant of options to purchase shares and the grant of restricted stock units (“RSUs”) to employees, consultants, and outside directors of the Company. Options granted under the 2016 Stock Plan may be either incentive stock options (“ISOs”) or non-qualified
stock options (“NSOs”). ISOs may be granted only to Company employees (including officers and directors who are also employees). NSOs may be granted to Company employees, outside directors, and consultants.
Following a corporate
re-organization
in 2019, the Company cancelled the 2016 Stock Plan and adopted the 2019 Stock Option and Grant Plan (“the 2019 Stock Plan”). The 2019 Stock Plan replaced all outstanding awards of the 2016 Stock Plan without any changes to the terms and conditions. The 2019 Stock Plan provides for the direct award or sale of shares, the grant of options to purchase shares and the grant of RSUs to employees, consultants, and outside directors of the Company. Stock options under the plan may be either ISOs or NSOs, with an exercise price of not less than 100% of fair market value on the grant date, with a term less than or equal to ten years. The vesting period of each option and RSAs shall be as determined by a committee of the Company’s board of directors but is generally over four years.
As of December 31, 2020, the Company has reserved 2,627,921 shares of its common stock for future share-based awards under its stock option plan.
RSAs
In 2016 and 2015, the Company granted RSAs which are subject to service-based vesting conditions to certain employees, with a vesting period of three or four years. Other than the modification charge noted below, the share-based compensation charges relating to these awards are not material for the periods presented. The 19,250 shares of awards outstanding at December 31, 2019 were fully vested during the year ended December 31, 2020.
During the year ended December 31, 2019, the Company entered into Separation Agreements with an employee which resulted in the acceleration of vesting for certain RSAs and stock options. As a result of the modification, the Company recorded a share-based compensation charge of $3.2 million to reflect the revised service period for the stock options and related vesting of shares that would otherwise not have vested.
Stock Options
The following table summarizes option activity under the Plan:

	Options Outstanding		Weighted-Average Remaining Contract Term (In Years)	Aggregate Intrinsic Value (In millions)
	Number of Shares	Weighted Average Exercise Price
Outstanding as of January 1, 2020	8,003,108	$3.11	9.18	$20.0
Granted	4,792,500	6.94
Exercised	(1,179,870)	2.36
Forfeited	(1,181,120)	3.91
Expired	(51,847)	1.40

Outstanding as of December 31, 2020	10,382,771	$4.88	8.90	$108.9

Vested and exercisable as of December 31, 2020	1,425,549	$3.21	8.08	$17.3

The aggregate intrinsic value of exercised options as of December 31, 2020 and 2019 was $15.4 million and $0.5 million, respectively, and is calculated based on the difference between the exercise price and the fair value of the Company’s common stock as of the exercise date. The per share weighted-average grant date fair value of options granted as of December 31, 2020 and 2019 was $4.87 and $2.13, respectively.
Total unrecognized compensation cost of $29.3 million as of December 31, 2020 is expected to be recognized over a weighted-average period of 3.4 years.
Valuation Assumptions of Stock Options
The fair value of granted stock options was estimated as of the date of grant using the Black-Scholes-Merton option-pricing model, based on the following inputs:

	As of December 31,
	2020	2019
Expected term (in years)	5.63 - 6.12	6.02
Expected volatility	22.6% - 29.9%	22.7%
Risk-free interest rate	0.3% - 1.6%	2.2%
Expected dividend yield	— %	—%
Each of these inputs is subjective and generally requires significant judgment to determine.
Fair Value of Common Stock
 –
The fair value of each share of underlying common stock has historically been established by the Company’s board of directors, which is responsible for these estimates, and has been based in part upon a valuation provided by a third-party valuation firm. Because there has been no public market for the Company’s common stock, its board of directors considered this independent valuation and other factors, including, but not limited to, revenue growth, the current status of the technical and commercial success of its operations, its financial condition, the stage of development, and competition to establish the fair value of the Company’s common stock at the time of grant of the option. The fair value of the underlying common stock will be determined by the board of directors until such time as its common stock is listed on a stock exchange.
Expected Term
 –
The expected term represents the period that the Company’s share-based awards are expected to be outstanding. The Company has opted to use the simplified method for estimating the expected term of options, whereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the option (generally 10 years).
Expected Volatility
 – Due to the Company’s limited operating history and a lack of company specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of peer companies that are publicly traded. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the share-based awards.
Risk-Free Interest Rate
 – The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the grant’s expected term.
Expected Dividend Yield
 – The Company has never paid dividends and does not currently expect to pay dividends.
During the years ended December 31, 2020 and 2019, certain related parties and economic interest holders purchased common stock from employees at prices ranging from $19.66 to $15.16 per share. The common stock fair value on the dates of sale ranged from $7.36 to $5.60 per share. For the years ended December 31, 2020 and 2019, the Company recorded share-based compensation expense of $12.2 million and $15.8 million, respectively, related to these secondary sales. The share-based compensation expense was calculated as the excess of the sale price over fair value of the shares, on the date of each respective secondary sale, and has been included in technology and development and general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.
Early Exercises of Stock Options
The 2016 Stock Plan permits certain option holders to exercise awarded options prior to vesting. Upon early exercise, the options become subject to a restricted stock agreement and remain subject to the same vesting provisions in the corresponding stock option award and unvested options are subject to repurchase by the Company upon termination at the same price exercised. Early exercises of options are not deemed to be substantive exercises for accounting purposes and accordingly, amounts received for early exercises are initially recorded in accrued expenses and other liabilities on the accompanying consolidated balance sheets, and reclassified to additional paid-in capital
as the underlying shares vest. At December 31, 2020 and 2019, the Company had $2.5 million and $0.0 million, respectively, recorded in accrued expenses and other liabilities related to early exercises of stock options, and the related number of unvested shares subject to repurchase was 345,000 and 38,694, respectively.
Total share-based compensation expense, classified in the accompanying consolidated statements of operations and comprehensive loss was as follows (in millions):

	Year ended December 31,
	2020	2019
Losses and Loss Adjustment Expenses	$0.1	$—
Insurance related expenses	0.2	0.2
Technology and development	2.4	1.7
Sales and marketing	2.1	0.6
General and administrative	12.4	19.1

Total share-based compensation expense	$17.2	$21.6